Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS
At January 31, 2026
(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 70.0%
Aerospace & Defense - 2.6%
BAE Systems PLC
3.40%, 04/15/2030 (A)	$ 12,270,000	$ 11,868,028
Boeing Co.
2.25%, 06/15/2026	13,391,000	13,297,204
3.20%, 03/01/2029	13,721,000	13,334,435
6.26%, 05/01/2027	6,919,000	7,096,321
HEICO Corp.
5.25%, 08/01/2028	14,873,000	15,272,222
L3Harris Technologies, Inc.
3.85%, 12/15/2026	11,440,000	11,430,713
RTX Corp.
5.00%, 02/27/2026	14,569,000	14,572,225
5.75%, 11/08/2026	6,927,000	7,014,587
		93,885,735
Automobiles - 2.1%
Ford Motor Credit Co. LLC
4.97%, 04/06/2029	5,000,000	5,026,771
7.35%, 11/04/2027	7,452,000	7,782,792
General Motors Co.
5.35%, 04/15/2028	9,301,000	9,535,610
General Motors Financial Co., Inc.
4.20%, 10/27/2028	3,467,000	3,475,900
Hyundai Capital America
4.90%, 06/23/2028 (A)	9,497,000	9,654,395
5.95%, 09/21/2026 (A)	14,623,000	14,803,027
Toyota Motor Credit Corp.
4.55%, 08/07/2026	6,975,000	7,002,455
Volkswagen Group of America Finance LLC
4.45%, 09/11/2027 (A)	7,550,000	7,574,116
4.95%, 08/15/2029 (A)	11,265,000	11,441,022
		76,296,088
Banks - 19.2%
ABN AMRO Bank NV
4.20%, 07/07/2028 (A)	17,000,000	17,115,382
Australia & New Zealand Banking Group Ltd.
4.40%, 05/19/2026 (A)	16,839,000	16,860,466
Banco Santander SA
Fixed until 03/24/2027, 4.18% (B), 03/24/2028	7,000,000	7,002,754
Fixed until 03/14/2027, 5.55% (B), 03/14/2028	7,800,000	7,924,542
Bank of America Corp.
Fixed until 04/27/2027, 4.38% (B), 04/27/2028	25,894,000	26,012,723
Fixed until 09/15/2028, 5.82% (B), 09/15/2029	15,950,000	16,634,384
Bank of Montreal
2.65%, 03/08/2027	1,220,000	1,204,855
Bank of New York Mellon
Fixed until 04/20/2028, 4.73% (B), 04/20/2029	9,575,000	9,737,441
Bank of Nova Scotia
Fixed until 09/08/2027, 4.40% (B), 09/08/2028	16,352,000	16,451,105
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Banque Federative du Credit Mutuel SA
5.19%, 02/16/2028 (A)	$ 15,000,000	$ 15,350,765
Barclays PLC
Fixed until 11/11/2028, 4.48% (B), 11/11/2029	15,945,000	16,045,166
CaixaBank SA
Fixed until 01/18/2028, 6.21% (B), 01/18/2029 (A)	14,800,000	15,366,957
Canadian Imperial Bank of Commerce
Fixed until 01/13/2027, 4.86% (B), 01/13/2028	10,000,000	10,080,856
Fixed until 03/31/2028, 4.86% (B), 03/30/2029	10,666,000	10,843,594
Citigroup, Inc.
Fixed until 07/24/2027, 3.67% (B), 07/24/2028	10,400,000	10,349,938
Fixed until 04/23/2028, 4.08% (B), 04/23/2029	26,894,000	26,911,754
Credit Agricole SA
Fixed until 09/11/2027, 4.63% (B), 09/11/2028 (A)	12,832,000	12,928,903
Deutsche Bank AG
Fixed until 01/10/2028, 5.37% (B), 01/10/2029	13,948,000	14,243,564
Fifth Third Bancorp
Fixed until 04/29/2031, 4.57% (B), 04/29/2032	10,963,000	10,953,162
First Citizens BancShares, Inc.
Fixed until 03/12/2030, 5.23% (B), 03/12/2031	13,375,000	13,571,127
Goldman Sachs Group, Inc.
Fixed until 10/21/2028, 4.15% (B), 10/21/2029	17,952,000	17,942,170
Fixed until 08/23/2027, 4.48% (B), 08/23/2028	8,243,000	8,294,457
Fixed until 04/23/2027, 4.94% (B), 04/23/2028	9,028,000	9,125,436
HSBC Holdings PLC
Fixed until 03/03/2028, 4.90% (B), 03/03/2029	9,774,000	9,920,027
ING Groep NV
Fixed until 09/11/2026, 6.08% (B), 09/11/2027	19,800,000	20,042,786
Intesa Sanpaolo SpA
3.88%, 01/12/2028 (A)	1,714,000	1,704,580
4.00%, 09/23/2029 (A)	7,550,000	7,479,463
JPMorgan Chase & Co.
Fixed until 09/22/2026, 1.47% (B), 09/22/2027	1,170,000	1,151,510
Fixed until 02/24/2027, 2.95% (B), 02/24/2028	20,731,000	20,509,402
Fixed until 01/24/2028, 4.92% (B), 01/24/2029	19,331,000	19,680,069
Lloyds Banking Group PLC
Fixed until 06/13/2028, 4.82% (B), 06/13/2029	10,412,000	10,581,072
Manufacturers & Traders Trust Co.
Fixed until 07/06/2027, 4.76% (B), 07/06/2028	16,000,000	16,149,596
Transamerica Funds

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Morgan Stanley
Fixed until 10/18/2028, 4.13% (B), 10/18/2029	$ 19,932,000	$ 19,916,827
Morgan Stanley Private Bank NA
Fixed until 07/06/2027, 4.47% (B), 07/06/2028	17,200,000	17,309,815
National Australia Bank Ltd.
4.50%, 10/26/2027	14,000,000	14,173,138
PNC Financial Services Group, Inc.
Fixed until 01/26/2028, 4.08% (B), 01/26/2029	9,966,000	9,980,041
Fixed until 06/12/2028, 5.58% (B), 06/12/2029	10,461,000	10,828,908
Royal Bank of Canada
Fixed until 11/03/2027, 4.00% (B), 11/03/2028	10,000,000	10,005,225
Fixed until 10/18/2027, 4.52% (B), 10/18/2028	11,964,000	12,076,396
Santander U.K. Group Holdings PLC
Fixed until 09/22/2028, 4.32% (B), 09/22/2029	22,149,000	22,184,774
State Street Corp.
Fixed until 04/24/2027, 4.54% (B), 04/24/2028	4,860,000	4,899,450
Sumitomo Mitsui Financial Group, Inc.
3-Month SOFR + 0.88%, 4.54% (B), 01/14/2027	1,445,000	1,452,609
Svenska Handelsbanken AB
5.50%, 06/15/2028 (A)	15,000,000	15,497,875
Swedbank AB
5.34%, 09/20/2027 (A)	21,078,000	21,543,525
Truist Bank
Fixed until 05/20/2026, 4.67% (B), 05/20/2027	20,000,000	20,033,058
Truist Financial Corp.
Fixed until 06/08/2026, 6.05% (B), 06/08/2027	9,970,000	10,038,730
U.S. Bank NA
Fixed until 05/14/2027, 4.73% (B), 05/15/2028	23,038,000	23,260,081
UBS Group AG
Fixed until 08/11/2027, 6.44% (B), 08/11/2028 (A)	15,596,000	16,130,821
Wells Fargo & Co.
Fixed until 03/24/2027, 3.53% (B), 03/24/2028	5,989,000	5,957,422
Fixed until 05/22/2027, 3.58% (B), 05/22/2028	34,017,000	33,833,094
		687,291,795
Biotechnology - 1.2%
Amgen, Inc.
5.15%, 03/02/2028	18,644,000	19,085,317
Illumina, Inc.
4.65%, 09/09/2026	6,543,000	6,559,109
Royalty Pharma PLC
5.15%, 09/02/2029	18,482,000	19,035,595
		44,680,021
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Building Products - 0.2%
Amrize Finance U.S. LLC
4.95%, 04/07/2030	$ 6,418,000	$ 6,570,211
Capital Markets - 0.3%
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/2026 (A)	11,215,000	11,164,239
Chemicals - 1.1%
Celanese U.S. Holdings LLC
6.85%, 11/15/2028	7,717,000	8,101,167
EIDP, Inc.
4.50%, 05/15/2026	18,343,000	18,337,280
Mosaic Co.
4.35%, 01/15/2029	14,709,000	14,754,510
		41,192,957
Commercial Services & Supplies - 2.5%
Ashtead Capital, Inc.
1.50%, 08/12/2026 (A)	7,199,000	7,090,891
Element Fleet Management Corp.
5.64%, 03/13/2027 (A)	11,964,000	12,154,402
6.27%, 06/26/2026 (A)	14,091,000	14,192,285
ERAC USA Finance LLC
4.60%, 05/01/2028 (A)	20,029,000	20,293,713
Quanta Services, Inc.
4.75%, 08/09/2027	14,874,000	15,053,201
Veralto Corp.
5.50%, 09/18/2026	19,497,000	19,673,957
		88,458,449
Communications Equipment - 1.9%
AT&T, Inc.
2.30%, 06/01/2027	11,451,000	11,216,872
4.25%, 03/01/2027	10,482,000	10,512,731
NTT Finance Corp.
1.16%, 04/03/2026 (A)	1,075,000	1,069,660
4.62%, 07/16/2028 (A)	3,998,000	4,050,508
Orange SA
4.00%, 01/13/2029 (A)	12,000,000	12,006,424
T-Mobile USA, Inc.
2.25%, 02/15/2026	13,813,000	13,803,588
Verizon Communications, Inc.
2.10%, 03/22/2028	16,545,000	15,930,281
		68,590,064
Consumer Staples Distribution & Retail - 0.8%
Alimentation Couche-Tard, Inc.
4.15%, 09/29/2028 (A)	14,949,000	14,966,435
Lowe's Cos., Inc.
4.00%, 10/15/2028	14,949,000	14,966,026
		29,932,461
Containers & Packaging - 0.1%
Berry Global, Inc.
4.88%, 07/15/2026 (A)	3,765,000	3,767,114
Transamerica Funds

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified REITs - 0.7%
Equinix, Inc.
2.00%, 05/15/2028	$ 9,597,000	$ 9,173,331
VICI Properties LP
4.75%, 04/01/2028	9,067,000	9,160,087
Weyerhaeuser Co.
4.75%, 05/15/2026	5,952,000	5,965,368
		24,298,786
Electric Utilities - 5.1%
Calpine Corp.
5.13%, 03/15/2028 (A)	9,946,000	9,941,083
DTE Energy Co.
4.95%, 07/01/2027	9,432,000	9,550,260
Duke Energy Corp.
4.30%, 03/15/2028	2,573,000	2,590,017
5.00%, 12/08/2027	13,791,000	14,057,875
Edison International
5.75%, 06/15/2027 (C)	17,373,000	17,675,496
ENEL Finance International NV
4.13%, 09/30/2028 (A)	15,556,000	15,554,583
Evergy Kansas Central, Inc.
4.70%, 03/13/2028	16,705,000	16,924,311
Eversource Energy
5.00%, 01/01/2027	9,892,000	9,989,900
FirstEnergy Corp.
3.90%, 07/15/2027	10,832,000	10,807,329
NextEra Energy Capital Holdings, Inc.
4.69%, 09/01/2027	7,688,000	7,775,967
4.90%, 02/28/2028	10,919,000	11,116,776
Southern California Edison Co.
4.40%, 09/06/2026	6,883,000	6,897,147
Southern Co.
4.85%, 06/15/2028	14,878,000	15,151,726
Vistra Operations Co. LLC
4.30%, 10/15/2028 (A)	9,841,000	9,841,925
4.38%, 05/01/2029 (A)	7,288,000	7,196,765
4.70%, 01/31/2031 (A)	9,841,000	9,827,212
Xcel Energy, Inc.
1.75%, 03/15/2027	9,780,000	9,541,071
		184,439,443
Electronic Equipment, Instruments & Components - 1.1%
Amphenol Corp.
5.05%, 04/05/2027	6,822,000	6,912,981
Arrow Electronics, Inc.
5.15%, 08/21/2029	9,907,000	10,135,123
Keysight Technologies, Inc.
4.60%, 04/06/2027	21,884,000	22,000,550
		39,048,654
Financial Services - 5.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.13%, 02/28/2029	10,000,000	9,965,488
6.45%, 04/15/2027	8,703,000	8,931,356
Air Lease Corp.
5.10%, 03/01/2029	17,399,000	17,724,856
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Financial Services (continued)
Ally Financial, Inc.
Fixed until 05/15/2028, 5.74% (B), 05/15/2029	$ 3,618,000	$ 3,715,038
American Express Co.
3-Month SOFR Index + 0.65%, 4.48% (B), 11/04/2026	1,210,000	1,213,395
Aviation Capital Group LLC
1.95%, 09/20/2026 (A)	19,629,000	19,360,958
5.38%, 07/15/2029 (A)	5,153,000	5,295,540
Avolon Holdings Funding Ltd.
2.13%, 02/21/2026 (A)	1,986,000	1,983,255
6.38%, 05/04/2028 (A)	21,612,000	22,492,774
Brookfield Finance, Inc.
4.25%, 06/02/2026	19,692,000	19,699,701
Capital One Financial Corp.
3.75%, 03/09/2027	16,143,000	16,111,312
Fixed until 05/10/2027, 4.93% (B), 05/10/2028	9,916,000	10,018,526
Charles Schwab Corp.
3.25%, 05/22/2029	11,461,000	11,197,995
Fixed until 05/19/2028, 5.64% (B), 05/19/2029	9,134,000	9,479,352
Citadel Finance LLC
5.90%, 02/10/2030 (A)	6,933,000	7,097,156
Lazard Group LLC
4.50%, 09/19/2028	16,536,000	16,650,881
LPL Holdings, Inc.
4.63%, 11/15/2027 (A)	6,469,000	6,438,847
Rocket Cos., Inc.
6.13%, 08/01/2030 (A)	4,351,000	4,454,593
UWM Holdings LLC
6.25%, 03/15/2031 (A)	10,551,000	10,484,343
Voya Global Funding
4.60%, 11/24/2030 (A)(C)	6,145,000	6,181,769
		208,497,135
Food Products - 3.0%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP
5.50%, 03/31/2031 (A)	10,962,000	10,981,392
Altria Group, Inc.
4.88%, 02/04/2028	9,983,000	10,159,714
Bunge Ltd. Finance Corp.
2.00%, 04/21/2026	11,600,000	11,550,258
Campbell's Co.
5.30%, 03/20/2026	3,895,000	3,901,289
General Mills, Inc.
4.70%, 01/30/2027	6,924,000	6,972,555
Imperial Brands Finance PLC
4.50%, 06/30/2028 (A)	9,450,000	9,534,727
J.M. Smucker Co.
5.90%, 11/15/2028	10,960,000	11,474,160
Mars, Inc.
4.45%, 03/01/2027 (A)	9,778,000	9,849,777
Transamerica Funds

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food Products (continued)
Philip Morris International, Inc.
3.88%, 10/27/2028	$ 15,000,000	$ 14,980,555
4.38%, 11/01/2027	17,972,000	18,143,284
		107,547,711
Gas Utilities - 0.4%
National Fuel Gas Co.
5.50%, 10/01/2026	13,890,000	14,017,088
Health Care Equipment & Supplies - 0.7%
Baxter International, Inc.
4.45%, 02/15/2029	4,983,000	5,000,522
GE HealthCare Technologies, Inc.
4.15%, 12/15/2028	6,977,000	6,998,942
Zimmer Biomet Holdings, Inc.
4.70%, 02/19/2027	14,726,000	14,847,518
		26,846,982
Health Care Providers & Services - 1.4%
Centene Corp.
2.45%, 07/15/2028	14,978,000	14,093,134
Elevance Health, Inc.
4.50%, 10/30/2026	14,698,000	14,766,141
HCA, Inc.
5.00%, 03/01/2028	6,974,000	7,105,606
Health Care Service Corp. A Mutual Legal Reserve Co.
5.20%, 06/15/2029 (A)	14,949,000	15,334,900
		51,299,781
Health Care REITs - 0.7%
Healthcare Realty Holdings LP
3.10%, 02/15/2030	14,816,000	14,050,485
Ventas Realty LP
3.25%, 10/15/2026	8,903,000	8,858,757
3.85%, 04/01/2027	750,000	748,788
		23,658,030
Hotel & Resort REITs - 0.3%
Host Hotels & Resorts LP
4.25%, 12/15/2028	11,806,000	11,831,989
Hotels, Restaurants & Leisure - 0.4%
Carnival Corp.
5.13%, 05/01/2029 (A)	4,900,000	4,957,430
Hyatt Hotels Corp.
5.75%, 01/30/2027	9,902,000	10,055,903
		15,013,333
Household Durables - 0.1%
Whirlpool Corp.
6.13%, 06/15/2030	2,136,000	2,141,569
Insurance - 3.9%
Aon Corp.
4.50%, 12/15/2028	11,385,000	11,540,864
Arthur J Gallagher & Co.
4.60%, 12/15/2027	9,758,000	9,868,337
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Athene Global Funding
5.35%, 07/09/2027 (A)	$ 14,248,000	$ 14,487,590
Brown & Brown, Inc.
4.70%, 06/23/2028	4,982,000	5,048,086
Corebridge Global Funding
4.90%, 01/07/2028 (A)(C)	11,739,000	11,932,326
Equitable Financial Life Global Funding
4.88%, 11/19/2027 (A)	13,954,000	14,178,412
Fortitude Group Holdings LLC
6.25%, 04/01/2030 (A)	15,630,000	16,211,915
Guardian Life Global Funding
5.55%, 10/28/2027 (A)	5,000,000	5,138,268
Jackson National Life Global Funding
5.60%, 04/10/2026 (A)	14,850,000	14,896,219
New York Life Global Funding
3.90%, 10/01/2027 (A)	9,983,000	9,992,639
4.40%, 04/25/2028 (A)	11,264,000	11,384,563
RGA Global Funding
4.35%, 08/25/2028 (A)	15,965,000	16,062,168
		140,741,387
IT Services - 0.8%
DXC Technology Co.
1.80%, 09/15/2026	3,085,000	3,042,040
Hewlett Packard Enterprise Co.
4.45%, 09/25/2026	4,957,000	4,971,736
5.25%, 07/01/2028	9,917,000	10,169,465
Seagate Data Storage Technology Pte. Ltd.
8.25%, 12/15/2029 (A)	8,745,000	9,237,126
		27,420,367
Machinery - 1.5%
Caterpillar Financial Services Corp.
4.45%, 10/16/2026	15,860,000	15,944,072
CNH Industrial Capital LLC
4.75%, 03/21/2028	9,781,000	9,895,556
Huntington Ingalls Industries, Inc.
2.04%, 08/16/2028	8,926,000	8,477,016
5.35%, 01/15/2030	2,990,000	3,092,593
Regal Rexnord Corp.
6.05%, 02/15/2026	14,898,000	14,902,132
		52,311,369
Media - 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital
6.10%, 06/01/2029	9,885,000	10,327,638
Metals & Mining - 0.6%
ArcelorMittal SA
6.55%, 11/29/2027	12,899,000	13,424,541
Steel Dynamics, Inc.
4.00%, 12/15/2028	9,341,000	9,327,635
		22,752,176
Transamerica Funds

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Mortgage Real Estate Investment Trusts - 0.1%
Starwood Property Trust, Inc.
5.25%, 10/15/2028 (A)	$ 2,947,000	$ 2,962,463
Oil, Gas & Consumable Fuels - 3.3%
Canadian Natural Resources Ltd.
3.85%, 06/01/2027	15,000,000	14,986,000
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/2027	14,433,000	14,570,351
Diamondback Energy, Inc.
5.20%, 04/18/2027	13,837,000	14,028,515
Enbridge, Inc.
5.90%, 11/15/2026	15,154,000	15,367,986
Energy Transfer LP
6.05%, 12/01/2026	9,899,000	10,056,311
Kinder Morgan, Inc.
4.30%, 03/01/2028	13,371,000	13,452,302
ONEOK, Inc.
5.55%, 11/01/2026	16,687,000	16,860,937
Repsol E&P Capital Markets U.S. LLC
4.81%, 09/16/2028 (A)	8,154,000	8,248,043
Williams Cos., Inc.
4.90%, 03/15/2029	10,707,000	10,954,443
		118,524,888
Paper & Forest Products - 0.4%
Georgia-Pacific LLC
4.40%, 06/30/2028 (A)	13,725,000	13,869,533
Passenger Airlines - 0.2%
Southwest Airlines Co.
4.38%, 11/15/2028	7,318,000	7,357,229
Personal Care Products - 0.4%
Haleon U.S. Capital LLC
3.38%, 03/24/2027	13,155,000	13,071,371
Pharmaceuticals - 1.4%
Bayer U.S. Finance II LLC
4.38%, 12/15/2028 (A)	9,737,000	9,767,574
Cardinal Health, Inc.
5.13%, 02/15/2029	14,597,000	15,024,883
CVS Health Corp.
3.25%, 08/15/2029	17,530,000	16,938,692
Zoetis, Inc.
4.15%, 08/17/2028	9,168,000	9,221,512
		50,952,661
Real Estate Management & Development - 0.3%
CBRE Services, Inc.
5.50%, 04/01/2029	8,907,000	9,231,403
Residential REITs - 0.2%
Invitation Homes Operating Partnership LP
2.30%, 11/15/2028	5,860,000	5,571,238
Retail REITs - 0.2%
NNN REIT, Inc.
3.60%, 12/15/2026	7,606,000	7,585,500
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Semiconductors & Semiconductor Equipment - 1.9%
Advanced Micro Devices, Inc.
4.32%, 03/24/2028	$ 14,667,000	$ 14,838,585
Broadcom, Inc.
5.05%, 07/12/2027	7,602,000	7,736,803
Foundry JV Holdco LLC
5.90%, 01/25/2030 (A)	7,000,000	7,337,756
Intel Corp.
4.88%, 02/10/2026	15,000,000	15,000,899
Microchip Technology, Inc.
5.05%, 03/15/2029	8,932,000	9,139,814
NXP BV/NXP Funding LLC/NXP USA, Inc.
4.30%, 08/19/2028	13,851,000	13,912,942
		67,966,799
Software - 1.4%
Cadence Design Systems, Inc.
4.20%, 09/10/2027	4,957,000	4,977,231
Fiserv, Inc.
3.20%, 07/01/2026	1,255,000	1,250,601
5.15%, 03/15/2027	14,888,000	15,050,943
Oracle Corp.
4.80%, 08/03/2028	14,519,000	14,619,688
Roper Technologies, Inc.
4.25%, 09/15/2028	6,010,000	6,043,966
Synopsys, Inc.
4.55%, 04/01/2027	6,975,000	7,024,493
		48,966,922
Transportation Infrastructure - 1.1%
FedEx Freight Holding Co., Inc.
4.30%, 03/15/2029 (A)(D)	6,976,000	6,983,937
GXO Logistics, Inc.
6.25%, 05/06/2029	26,132,000	27,565,392
Penske Truck Leasing Co. LP/PTL Finance Corp.
5.35%, 01/12/2027 (A)	6,392,000	6,465,937
		41,015,266
Water Utilities - 0.3%
Essential Utilities, Inc.
4.80%, 08/15/2027	9,870,000	9,993,644
		9,993,644
Total Corporate Debt Securities (Cost $2,484,900,049)		2,511,091,489
ASSET-BACKED SECURITIES - 12.1%
Accelerated LLC
Series 2021-1H, Class A, 1.35%, 10/20/2040 (A)	741,477	695,707
Series 2021-1H, Class B, 1.90%, 10/20/2040 (A)	2,601,635	2,442,894
Series 2021-1H, Class C, 2.35%, 10/20/2040 (A)	1,178,659	1,109,634
Aligned Data Centers Issuer LLC
Series 2021-1A, Class A2, 1.94%, 08/15/2046 (A)	10,963,000	10,806,622
Transamerica Funds

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
	Principal	Value
ASSET-BACKED SECURITIES (continued)
Apex Credit CLO Ltd.
Series 2018-1A, Class AR, 3-Month Term SOFR + 0.98%, 4.65% (B), 04/25/2031 (A)	$ 4,081,311	$ 4,075,769
Series 2021-1A, Class ANR, 3-Month Term SOFR + 1.22%, 4.89% (B), 07/18/2034 (A)	10,000,000	10,003,110
Apidos CLO XXXI
Series 2019-31A, Class BR, 3-Month Term SOFR + 1.81%, 5.48% (B), 04/15/2031 (A)	12,500,000	12,545,763
Aqua Finance Trust
Series 2021-A, Class A, 1.54%, 07/17/2046 (A)	5,194,688	4,792,630
Avis Budget Rental Car Funding AESOP LLC
Series 2023-1A, Class A, 5.25%, 04/20/2029 (A)	10,705,000	10,937,255
Series 2023-6A, Class A, 5.81%, 12/20/2029 (A)	9,788,000	10,180,144
Series 2023-7A, Class A, 5.90%, 08/21/2028 (A)	9,315,000	9,539,956
BXG Receivables Note Trust
Series 2020-A, Class A, 1.55%, 02/28/2036 (A)	6,146,453	5,992,831
Series 2023-A, Class A, 5.77%, 11/15/2038 (A)	3,208,102	3,268,565
Cars Net Lease Mortgage Notes
Series 2020-1A, Class A1, 2.01%, 12/15/2050 (A)	8,677,392	8,238,503
CARS-DB7 LP
Series 2023-1A, Class A1, 5.75%, 09/15/2053 (A)	982,625	989,018
Chase Issuance Trust
Series 2023-A1, Class A, 5.16%, 09/15/2028	8,620,000	8,691,585
Dryden 40 Senior Loan Fund
Series 2015-40A, Class AR2, 3-Month Term SOFR + 1.15%, 5.00% (B), 08/15/2031 (A)	5,044,181	5,046,744
First National Master Note Trust
Series 2023-1, Class A, 5.13%, 04/15/2029	21,499,000	21,549,559
Series 2023-2, Class A, 5.77%, 09/15/2029	11,940,000	12,074,246
Ford Credit Floorplan Master Owner Trust A
Series 2025-2, Class A1, 4.06%, 09/15/2030	14,600,000	14,631,527
Hertz Vehicle Financing III LLC
Series 2023-3A, Class A, 5.94%, 02/25/2028 (A)	17,025,000	17,270,693
Hertz Vehicle Financing III LP
Series 2021-2A, Class A, 1.68%, 12/27/2027 (A)	7,392,000	7,272,922
Hilton Grand Vacations Trust
Series 2020-AA, Class A, 2.74%, 02/25/2039 (A)	991,807	976,450
Series 2022-2A, Class A, 4.30%, 01/25/2037 (A)	2,433,235	2,424,140
	Principal	Value
ASSET-BACKED SECURITIES (continued)
Hilton Grand Vacations Trust (continued)
Series 2023-1A, Class A, 5.72%, 01/25/2038 (A)	$ 2,284,946	$ 2,334,838
Series 2024-1B, Class A, 5.75%, 09/15/2039 (A)	826,846	845,235
Series 2024-1B, Class C, 6.62%, 09/15/2039 (A)	232,283	238,260
Series 2024-2A, Class A, 5.50%, 03/25/2038 (A)	1,477,495	1,507,289
Series 2024-3A, Class A, 4.98%, 08/27/2040 (A)	8,465,966	8,551,354
Series 2024-3A, Class C, 5.71%, 08/27/2040 (A)	3,375,819	3,417,201
Series 2025-2A, Class A, 4.54%, 05/25/2044 (A)	6,550,496	6,568,072
HINNT LLC
Series 2024-A, Class B, 5.84%, 03/15/2043 (A)	1,620,648	1,652,334
Series 2024-A, Class C, 6.32%, 03/15/2043 (A)	1,811,444	1,848,112
Series 2025-B, Class A, 4.51%, 05/15/2045 (A)	9,676,818	9,673,625
ICG U.S. CLO Ltd.
Series 2021-1A, Class A1R, 3-Month Term SOFR + 1.27%, 4.94% (B), 04/17/2034 (A)	10,500,000	10,499,853
KKR CLO 15 Ltd.
Series 15, Class A1R2, 3-Month Term SOFR + 1.10%, 4.77% (B), 01/18/2032 (A)	4,219,729	4,220,720
MVW LLC
Series 2019-2A, Class A, 2.22%, 10/20/2038 (A)	252,041	251,730
Series 2019-2A, Class B, 2.44%, 10/20/2038 (A)	819,253	818,121
Series 2020-1A, Class A, 1.74%, 10/20/2037 (A)	991,214	978,081
Series 2021-1WA, Class B, 1.44%, 01/22/2041 (A)	1,433,299	1,390,932
Series 2023-1A, Class A, 4.93%, 10/20/2040 (A)	3,817,503	3,855,697
Series 2023-2A, Class A, 6.18%, 11/20/2040 (A)	6,186,712	6,354,007
Series 2024-1A, Class A, 5.32%, 02/20/2043 (A)	8,025,066	8,166,845
Series 2024-1A, Class B, 5.51%, 02/20/2043 (A)	1,271,067	1,290,863
Series 2024-2A, Class A, 4.43%, 03/20/2042 (A)	6,882,977	6,894,320
Octagon Investment Partners 40 Ltd.
Series 2019-1A, Class A1RR, 3-Month Term SOFR + 1.04%, 4.71% (B), 01/20/2035 (A)	3,000,000	2,999,967
Santander Drive Auto Receivables Trust
Series 2025-1, Class D, 5.43%, 03/17/2031	4,050,000	4,129,817
Series 2025-3, Class C, 4.68%, 09/15/2031	8,350,000	8,409,937
Transamerica Funds

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
	Principal	Value
ASSET-BACKED SECURITIES (continued)
SCF Equipment Leasing LLC
Series 2025-1A, Class A2, 4.82%, 07/22/2030 (A)	$ 3,440,750	$ 3,451,385
Series 2025-2A, Class A2, 4.26%, 12/22/2031 (A)	9,400,000	9,430,492
Sierra Timeshare Receivables Funding LLC
Series 2022-3A, Class A, 5.83%, 07/20/2039 (A)	2,821,634	2,868,301
Series 2023-1A, Class A, 5.20%, 01/20/2040 (A)	3,854,335	3,904,334
Series 2023-2A, Class A, 5.80%, 04/20/2040 (A)	1,611,943	1,652,912
Series 2023-3A, Class A, 6.10%, 09/20/2040 (A)	4,402,668	4,549,728
Series 2024-1A, Class B, 5.35%, 01/20/2043 (A)	2,713,817	2,741,996
Series 2024-3A, Class A, 4.83%, 08/20/2041 (A)	2,889,517	2,910,513
Series 2024-3A, Class C, 5.32%, 08/20/2041 (A)	3,541,989	3,558,447
Series 2025-1A, Class A, 4.81%, 01/21/2042 (A)	4,793,254	4,819,105
Series 2025-1A, Class B, 5.10%, 01/21/2042 (A)	1,732,502	1,743,870
Series 2025-1A, Class C, 5.39%, 01/21/2042 (A)	3,465,003	3,478,242
Series 2025-2A, Class A, 4.72%, 04/20/2044 (A)	3,176,616	3,193,855
Series 2025-2A, Class B, 4.93%, 04/20/2044 (A)	2,779,539	2,797,736
Series 2025-2A, Class C, 5.32%, 04/20/2044 (A)	1,790,456	1,795,738
Symphony CLO XVIII Ltd.
Series 2016-18A, Class AR4, 3-Month Term SOFR + 1.23%, 4.90% (B), 10/23/2037 (A)	15,000,000	15,023,175
Symphony CLO XXIII Ltd.
Series 2020-23A, Class AR2, 3-Month Term SOFR + 0.90%, 4.57% (B), 01/15/2034 (A)	7,502,133	7,502,073
Toyota Auto Loan Extended Note Trust
Series 2021-1A, Class A, 1.07%, 02/27/2034 (A)	12,150,000	12,127,830
Vantage Data Centers LLC
Series 2020-2A, Class A2, 1.99%, 09/15/2045 (A)	9,018,000	8,624,408
Venture 37 CLO Ltd.
Series 2019-37A, Class A1RR, 3-Month Term SOFR + 1.25%, 4.92% (B), 07/15/2032 (A)	7,771,144	7,774,191
Venture 38 CLO Ltd.
Series 2019-38A, Class ARR, 3-Month Term SOFR + 1.00%, 4.67% (B), 07/30/2032 (A)	4,634,377	4,637,602
Venture 44 CLO Ltd.
Series 2021-44A, Class A1NR, 3-Month Term SOFR + 1.14%, 4.81% (B), 10/20/2034 (A)	13,900,000	13,910,675
	Principal	Value
ASSET-BACKED SECURITIES (continued)
Voya CLO Ltd.
Series 2015-3A, Class A1R4, 3-Month Term SOFR + 0.96%, 4.63% (B), 10/20/2031 (A)	$ 3,850,737	$ 3,854,018
Westlake Automobile Receivables Trust
Series 2025-2A, Class C, 4.85%, 01/15/2031 (A)	10,460,000	10,582,067
Series 2026-1A, Class B, 4.20%, 05/15/2031 (A)	9,405,000	9,404,450
Series 2026-1A, Class C, 4.37%, 06/16/2031 (A)	6,130,000	6,133,494
Total Asset-Backed Securities (Cost $432,161,963)		434,924,114
MORTGAGE-BACKED SECURITIES - 8.9%
20 Times Square Trust
Series 2018-20TS, Class B, 3.10% (B), 05/15/2035 (A)	3,000,000	2,827,500
Series 2018-20TS, Class C, 3.10% (B), 05/15/2035 (A)	10,900,000	10,218,750
280 Park Avenue Mortgage Trust
Series 2017-280P, Class C, 1-Month Term SOFR + 1.55%, 5.22% (B), 09/15/2034 (A)	16,000,000	15,920,000
Angel Oak Mortgage Trust
Series 2025-1, Class A1, 5.69% (B), 01/25/2070 (A)	8,527,702	8,625,754
BBCMS Mortgage Trust
Series 2018-TALL, Class C, 1-Month Term SOFR + 1.32%, 5.00% (B), 03/15/2037 (A)	6,015,000	5,444,164
Series 2018-TALL, Class E, 1-Month Term SOFR + 2.63%, 6.32% (B), 03/15/2037 (A)	7,000,000	5,881,790
BRAVO Residential Funding Trust
Series 2024-NQM3, Class A1, 6.19% (B), 03/25/2064 (A)	3,017,468	3,054,397
Series 2024-NQM7, Class A1, 5.55% (B), 10/27/2064 (A)	896,348	904,579
Series 2025-NQM1, Class A1, 5.60% (B), 12/25/2064 (A)	6,622,279	6,689,414
BXP Trust
Series 2017-CQHP, Class D, 1-Month Term SOFR + 2.05%, 5.73% (B), 11/15/2034 (A)	11,825,000	8,277,500
CIM Trust
Series 2021-R6, Class A1, 1.43% (B), 07/25/2061 (A)	7,188,969	6,668,556
Citigroup Mortgage Loan Trust, Inc.
Series 2014-A, Class A, 4.00% (B), 01/25/2035 (A)	750,393	738,082
Series 2018-RP1, Class A1, 3.00% (B), 09/25/2064 (A)	856,894	846,512
CLNY Trust
Series 2019-IKPR, Class C, 1-Month Term SOFR + 2.04%, 5.72% (B), 11/15/2038 (A)	5,000,000	4,825,000
COLT Mortgage Loan Trust
Series 2024-2, Class A1, 6.13% (B), 04/25/2069 (A)	5,487,088	5,547,794
Transamerica Funds

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
COLT Mortgage Loan Trust (continued)
Series 2024-3, Class A1, 6.39% (B), 06/25/2069 (A)	$ 10,381,330	$ 10,542,922
Series 2024-4, Class A1, 5.95% (B), 07/25/2069 (A)	6,826,637	6,913,227
Series 2024-5, Class A1, 5.12% (B), 08/25/2069 (A)	9,299,160	9,337,489
Series 2024-6, Class A1, 5.39% (B), 11/25/2069 (A)	7,700,590	7,760,432
Cross Mortgage Trust
Series 2025-H10, Class A1, 4.97% (B), 01/25/2071 (A)	18,543,071	18,607,971
CSMC Trust
Series 2021-RPL2, Class A1A, 1.11% (B), 01/25/2060 (A)	7,914,521	6,757,183
Series 2021-RPL3, Class A1, 2.00% (B), 01/25/2060 (A)	4,628,532	4,113,168
Series 2021-RPL6, Class A1, 2.00% (B), 10/25/2060 (A)	7,878,163	7,184,352
MetLife Securitization Trust
Series 2017-1A, Class A, 3.00% (B), 04/25/2055 (A)	2,279,868	2,199,169
MFA Trust
Series 2021-RPL1, Class A1, 1.13% (B), 07/25/2060 (A)	2,122,595	1,956,303
MHP Trust
Series 2021-STOR, Class C, 1-Month Term SOFR + 1.16%, 4.85% (B), 07/15/2038 (A)	3,000,000	2,997,188
Series 2021-STOR, Class D, 1-Month Term SOFR + 1.46%, 5.15% (B), 07/15/2038 (A)	5,000,000	4,993,750
New Residential Mortgage Loan Trust
Series 2014-1A, Class A, 3.75% (B), 01/25/2054 (A)	601,618	589,585
Series 2014-3A, Class AFX3, 3.75% (B), 11/25/2054 (A)	803,046	777,848
Series 2016-4A, Class A1, 3.75% (B), 11/25/2056 (A)	1,239,668	1,200,133
Series 2017-3A, Class A1, 4.00% (B), 04/25/2057 (A)	2,098,580	2,047,074
Series 2017-4A, Class A1, 4.00% (B), 05/25/2057 (A)	1,260,532	1,227,828
Series 2017-5A, Class A1, 1-Month Term SOFR + 1.61%, 5.29% (B), 06/25/2057 (A)	1,087,185	1,103,516
Series 2018-1A, Class A1A, 4.00% (B), 12/25/2057 (A)	1,397,852	1,376,180
Series 2018-2A, Class A1, 4.50% (B), 02/25/2058 (A)	1,906,718	1,898,739
Series 2018-RPL1, Class A1, 3.50% (B), 12/25/2057 (A)	1,241,832	1,213,989
Series 2019-2A, Class A1, 4.25% (B), 12/25/2057 (A)	2,444,911	2,419,303
Series 2019-3A, Class A1A, 3.75% (B), 11/25/2058 (A)	2,979,330	2,899,386
Series 2019-4A, Class A1B, 3.50% (B), 12/25/2058 (A)	3,297,848	3,118,252
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
New Residential Mortgage Loan Trust (continued)
Series 2019-5A, Class A1B, 3.50% (B), 08/25/2059 (A)	$ 3,077,372	$ 2,935,627
Series 2019-RPL2, Class A1, 3.25% (B), 02/25/2059 (A)	4,915,681	4,811,500
OBX Trust
Series 2023-NQM4, Class A1, 6.11% (B), 03/25/2063 (A)	5,122,554	5,127,837
Series 2024-NQM4, Class A1, 6.07% (B), 01/25/2064 (A)	3,469,425	3,504,843
Series 2024-NQM5, Class A1, 5.99% (B), 01/25/2064 (A)	5,685,820	5,752,781
Series 2024-NQM6, Class A1, 6.45% (B), 02/25/2064 (A)	4,431,887	4,499,248
Series 2024-NQM7, Class A1, 6.24% (B), 03/25/2064 (A)	8,431,071	8,543,025
Series 2024-NQM8, Class A1, 6.23% (B), 05/25/2064 (A)	4,433,580	4,495,875
Series 2025-NQM2, Class A1, 5.60% (B), 11/25/2064 (A)	7,619,802	7,709,512
Series 2025-NQM23, Class A1, 4.87% (B), 10/25/2065 (A)	19,542,703	19,616,340
Series 2026-NQM1, Class A1, 4.85% (B), 11/25/2065 (A)	11,837,257	11,870,924
SFO Commercial Mortgage Trust
Series 2021-555, Class D, 1-Month Term SOFR + 2.51%, 6.19% (B), 05/15/2038 (A)	4,900,000	4,881,687
Towd Point Mortgage Trust
Series 2017-4, Class A1, 2.75% (B), 06/25/2057 (A)	1,180,138	1,161,587
Series 2017-6, Class A1, 2.75% (B), 10/25/2057 (A)	1,666,018	1,645,191
Series 2018-1, Class A1, 3.00% (B), 01/25/2058 (A)	391,051	388,895
Series 2018-2, Class A1, 3.25% (B), 03/25/2058 (A)	1,834,461	1,818,889
Series 2018-3, Class A1, 3.75% (B), 05/25/2058 (A)	1,735,207	1,711,371
Series 2018-4, Class A1, 3.00% (B), 06/25/2058 (A)	5,356,263	5,117,998
Series 2019-4, Class A1, 2.90% (B), 10/25/2059 (A)	2,893,046	2,796,669
Series 2020-4, Class A1, 1.75%, 10/25/2060 (A)	6,558,022	6,009,882
Series 2021-1, Class A1, 2.25% (B), 11/25/2061 (A)	5,397,763	5,087,972
Series 2023-1, Class A1, 3.75%, 01/25/2063 (A)	8,384,636	8,145,717
VEGAS Trust
5.52%, 11/10/2039 (A)	12,000,000	12,135,217
Total Mortgage-Backed Securities (Cost $330,846,273)		319,473,366
U.S. GOVERNMENT OBLIGATIONS - 6.2%
U.S. Treasury - 6.2%
U.S. Treasury Notes
3.88%, 03/15/2028	53,246,500	53,602,170
4.00%, 02/28/2030	14,211,000	14,354,775
Transamerica Funds

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Notes (continued)
4.25%, 02/15/2028 - 02/28/2029	$ 115,834,000	$ 117,825,312
4.38%, 07/15/2027	35,383,000	35,800,409
Total U.S. Government Obligations (Cost $220,939,235)		221,582,666
U.S. GOVERNMENT AGENCY OBLIGATIONS - 1.2%
Federal Home Loan Mortgage Corp.
1-Year RFUCC Treasury + 1.77%,
6.52% (B), 08/01/2037	196,366	202,305
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.12%, 06/25/2027	15,000,000	14,873,058
3.24%, 04/25/2027	10,568,000	10,499,217
3.41%, 12/25/2026	16,877,243	16,802,817
Seasoned Loans Structured Transaction
3.50%, 06/25/2028	339,892	334,056
Total U.S. Government Agency Obligations (Cost $41,810,537)		42,711,453

	Shares	Value
OTHER INVESTMENT COMPANY - 0.4%
Securities Lending Collateral - 0.4%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 3.67% (E)	13,990,280	13,990,280
Total Other Investment Company (Cost $13,990,280)		13,990,280

Principal	Value
REPURCHASE AGREEMENT - 1.4%
Fixed Income Clearing Corp.,
1.35% (E), dated 01/30/2026, to be
repurchased at $52,264,813 on 02/02/2026.
Collateralized by a U.S. Government
Obligation, 2.50%, due 03/31/2027, and
with a value of $53,304,126.
$ 52,258,934	$ 52,258,934
Total Repurchase Agreement (Cost $52,258,934)	52,258,934
Total Investments (Cost $3,576,907,271)	3,596,032,302
Net Other Assets (Liabilities) - (0.2)%	(7,444,405)
Net Assets - 100.0%	$ 3,588,587,897
FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
2-Year U.S. Treasury Notes	1,649	03/31/2026	$344,336,768	$343,803,618	$—	$(533,150)
Transamerica Funds

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
INVESTMENT VALUATION:

Valuation Inputs (F)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Corporate Debt Securities	$—	$2,511,091,489	$—	$2,511,091,489
Asset-Backed Securities	—	434,924,114	—	434,924,114
Mortgage-Backed Securities	—	319,473,366	—	319,473,366
U.S. Government Obligations	—	221,582,666	—	221,582,666
U.S. Government Agency Obligations	—	42,711,453	—	42,711,453
Other Investment Company	13,990,280	—	—	13,990,280
Repurchase Agreement	—	52,258,934	—	52,258,934
Total Investments	$13,990,280	$3,582,042,022	$—	$3,596,032,302
LIABILITIES
Other Financial Instruments
Futures Contracts (G)	$(533,150)	$—	$—	$(533,150)
Total Other Financial Instruments	$(533,150)	$—	$—	$(533,150)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2026, the total value of 144A securities is $1,346,951,303, representing 37.5% of the Fund's net assets.

(B)
Floating or variable rate security. The rate disclosed is as of January 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(C)
All or a portion of the security is on loan. The total value of the securities on loan is $13,715,779, collateralized by cash collateral of $13,990,280. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(D)
When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after January 31, 2026.
Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.

(E)	Rate disclosed reflects the yield at January 31, 2026.
(F)
There were no transfers in or out of Level 3 during the period ended January 31, 2026. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

(G)	Derivative instruments are valued at unrealized appreciation (depreciation).
PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
RFUCC	Refinitiv USD IBOR Consumer Cash Fallbacks
SOFR	Secured Overnight Financing Rate
Transamerica Funds

Transamerica Short-Term Bond

NOTES TO SCHEDULE OF INVESTMENTS
At January 31, 2026
(unaudited)
INVESTMENT VALUATION
Transamerica Short-Term Bond (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at January 31, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.
Transamerica Funds

Transamerica Short-Term Bond

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
Transamerica Funds